Business Combinations - Disclosure of Detailed Information About Assets and Liabilities Recognised (Details) - NZD ($) $ in Thousands	Nov. 15, 2018	Jun. 19, 2018
DisclosureOfBusinessCombinationLineItems [Line Items]
Cash	$ 278	$ 592
Trade and other receivables		4,186
Inventories		1,810
Trade and other payables		(916)
Net identifiable assets acquired	$ 19,946	8,398
Add: goodwill		5,798
Net assets acquired		14,196
Brand [Member]
DisclosureOfBusinessCombinationLineItems [Line Items]
Intangible assets		$ 2,726